Expense Example - RCN Pareto Strategic Allocation ETF [Member]	Mar. 23, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 84
Expense Example, with Redemption, 3 Years	$ 262